Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	€ 1,156,031	€ 999,072
Ending balance		1,342,471	1,156,031	[1]	€ 999,072	[1]
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,650,956	1,418,701		1,235,619
Additions		280,697	258,246		168,591
Acquisitions through business combinations		16,821
Exchange differences		(12,712)	(19,959)		16,385
Disposals		(2,105)	(6,032)		(1,894)
Ending balance		1,933,657	1,650,956		1,418,701
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(494,925)	(419,629)		(340,435)
Depreciation		(103,585)	(87,566)		(75,276)
Exchange differences		5,383	6,238		(5,653)
Disposals		1,941	6,032		1,735
Ending balance		(591,186)	(494,925)		(419,629)
Freehold Land and Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		160,184	162,283
Ending balance		206,617	160,184		162,283
Freehold Land and Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		176,421	174,935		168,505
Additions		28,712			6,437
Acquisitions through business combinations		5,440
Exchange differences		(1)	6		(7)
Transfers		17,143	1,480
Ending balance		227,715	176,421		174,935
Freehold Land and Buildings [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(16,237)	(12,652)		(9,270)
Depreciation		(4,861)	(3,584)		(3,382)
Exchange differences			(1)
Ending balance		(21,098)	(16,237)		(12,652)
Infrastructure and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		863,917	742,788
Ending balance		997,405	863,917		742,788
Infrastructure and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,315,971	1,127,883		962,405
Additions		83,216	64,369		13,113
Acquisitions through business combinations		11,272
Exchange differences		(11,181)	(17,010)		14,889
Disposals		(2,045)	(5,801)		(1,221)
Transfers		137,207	146,530		138,697
Ending balance		1,534,440	1,315,971		1,127,883
Infrastructure and equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(452,054)	(385,095)		(313,282)
Depreciation		(91,912)	(78,680)		(67,561)
Exchange differences		5,050	5,920		(5,332)
Disposals		1,881	5,801		1,080
Ending balance		(537,035)	(452,054)		(385,095)
Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		111,803	77,664
Ending balance		116,437	111,803		77,664
Assets under construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		111,803	77,664		74,758
Additions		160,004	184,603		140,637
Exchange differences		(1,020)	(2,454)		966
Transfers		(154,350)	(148,010)		(138,697)
Ending balance		116,437	111,803		77,664
Total data center assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,135,904	982,735
Ending balance		1,320,459	1,135,904		982,735
Total data center assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,604,195	1,380,482		1,205,668
Additions		271,932	248,972		160,187
Acquisitions through business combinations		16,712
Exchange differences		(12,202)	(19,458)		15,848
Disposals		(2,045)	(5,801)		(1,221)
Ending balance		1,878,592	1,604,195		1,380,482
Total data center assets [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(468,291)	(397,747)		(322,552)
Depreciation		(96,773)	(82,264)		(70,943)
Exchange differences		5,050	5,919		(5,332)
Disposals		1,881	5,801		1,080
Ending balance		(558,133)	(468,291)		(397,747)
Office equipment and other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		20,127	16,337
Ending balance		22,012	20,127		16,337
Office equipment and other [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		46,761	38,219		29,951
Additions		8,765	9,274		8,404
Acquisitions through business combinations		109
Exchange differences		(510)	(501)		537
Disposals		(60)	(231)		(673)
Ending balance		55,065	46,761		38,219
Office equipment and other [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(26,634)	(21,882)		(17,883)
Depreciation		(6,812)	(5,302)		(4,333)
Exchange differences		333	319		(321)
Disposals		60	231		655
Ending balance		€ (33,053)	€ (26,634)		€ (21,882)

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.